Intangible assets (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	$ 772,640	$ 949,355	$ 1,040,042
Impairment loss	73,733	21,430	0
Customer-Related Intangible Assets [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	742,961	918,450	993,871
Customer-Related Intangible Assets [Member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	891,553	1,020,500	1,028,747
Customer-Related Intangible Assets [Member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	(74,859)	(95,911)	(34,876)
Impairment loss	(73,733)	(6,139)	0
Brand names [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	$ 29,679	46,196	46,171
Brand names [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss		$ (15,291)	$ 0